Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2017
Accounting Policies [Abstract]
Schedule of Useful Lives within Property Classification	The useful lives used for the items within each property classification are as follows:

Classification	Years
Buildings	15 - 35
Machinery and equipment	3 - 10

Schedule of Supplemental Cash Flow Information

Supplemental Cash Flow Information –The amounts paid or refunded for income taxes, interest and non-cash investing and financing activities were as follows:

	Years Ended January 31,
(in thousands)	2017	2016	2015
Income taxes paid	$1,555	$1,947	$3,882
Income tax refunds	(596)	(4,251)	(394)
Interest paid	12,331	11,065	6,737
Noncash investing and financing activities:
Exchange of 4.25% Convertible Notes for 8.0% Convertible Notes	—	55,500	—
Contingent consideration on sale of discontinued operations	—	4,244	—
Receivable on sale of discontinued operations	—	—	2,638
Accrued capital additions	1,427	1,186	774